GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 91.2%
Australia – 0.6%
9,001,092	Newcrest Mining Ltd. (Metals & Mining)	$ 139,619,189

Belgium – 1.4%
5,007,444	Anheuser-Busch InBev SA (Beverages)	315,674,774

Brazil – 2.7%
38,451,777	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	513,331,223
7,160,976	Vale SA (Metals & Mining)	109,057,857

		622,389,080

Canada – 7.1%
4,920,251	Agnico Eagle Mines Ltd. (Metals & Mining)	234,990,708
15,318,644	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	647,621,389
5,852,056	Fortis, Inc. (Electric Utilities)	277,974,386
4,026,708	Royal Bank of Canada (Banks)	459,104,583

		1,619,691,066

China – 0.5%
13,686,460	China Merchants Bank Co. Ltd. Class H (Banks)	114,393,086

Denmark – 3.0%
343,060	Genmab A/S* (Biotechnology)	116,822,048
5,681,931	Novo Nordisk A/S Class B (Pharmaceuticals)	565,171,716

		681,993,764

France – 9.4%
1,602,216	Air Liquide SA (Chemicals)	274,073,849
10,561,151	BNP Paribas SA (Banks)	753,954,058
1,211,168	Capgemini SE (IT Services)	272,290,382
29,570,346	Credit Agricole SA (Banks)	444,869,439
1,144,176	Schneider Electric SE (Electrical Equipment)	193,818,052
3,722,239	TotalEnergies SE (Oil, Gas & Consumable Fuels)	211,674,134

		2,150,679,914

Germany – 7.0%
4,333,739	Daimler AG (Automobiles)	345,805,185
3,656,036	Daimler Truck Holding AG* (Automobiles)	128,889,424
2,513,021	Deutsche Boerse AG (Capital Markets)	446,695,493
27,116,329	E.ON SE (Multi-Utilities)	374,001,141
1,000,630	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	316,784,348

		1,612,175,591

Shares	Description	Value

Common Stocks – (continued)
India – 6.7%
3,549,698	HDFC Bank Ltd. ADR (Banks)	$ 243,615,774
16,417,120	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	560,164,236
23,251,869	ICICI Bank Ltd. ADR (Banks)	505,263,113
9,784,962	Infosys Ltd. (IT Services)	230,217,650

		1,539,260,773

Ireland – 1.3%
1,049,600	Aon PLC Class A (Insurance)	290,151,424

Italy – 2.5%
48,683,430	Enel SpA (Electric Utilities)	374,696,772
13,375,761	Eni SpA (Oil, Gas & Consumable Fuels)	200,919,854

		575,616,626

Luxembourg – 1.4%
10,857,252	ArcelorMittal SA (Metals & Mining)	322,274,225

Netherlands – 2.9%
2,136,875	Heineken NV (Beverages)	229,172,664
11,008,224	Schlumberger N.V (Energy Equipment & Services)	430,091,312

		659,263,976

Russia – 4.1%
58,569,849	Gazprom PJSC (Oil, Gas & Consumable Fuels)	253,064,188
3,681,622	LUKOIL PJSC (Oil, Gas & Consumable Fuels)	326,857,935
46,526,174	Rosneft Oil Co. PJSC (Oil, Gas & Consumable Fuels)	346,983,165

		926,905,288

Spain – 2.3%
82,608,776	Banco Bilbao Vizcaya Argentaria SA (Banks)	527,426,476

Sweden – 1.2%
34,160,036	Swedish Match AB (Tobacco)	264,305,819

Switzerland – 7.4%
122,742,344	Glencore PLC (Metals & Mining)	639,440,153
2,519,685	Nestle SA (Food Products)	325,387,800
1,838,536	Novartis AG (Pharmaceuticals)	159,749,456
1,187,690	Roche Holding AG (Pharmaceuticals)	459,635,021
1,063,745	Swiss Re AG (Insurance)	115,903,367

		1,700,115,797

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – 3.6%
35,605,671	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 823,273,844

United Kingdom – 16.7%
2,290,650	Allfunds Group PLC* (Capital Markets)	32,187,038
11,262,516	AstraZeneca PLC (Pharmaceuticals)	1,310,145,228
10,280,524	British American Tobacco PLC (Tobacco)	438,926,720
10,653,637	British American Tobacco PLC ADR (Tobacco)	457,786,782
52,195,048	HSBC Holdings PLC (Banks)	370,739,626
22,101,574	National Grid PLC (Multi-Utilities)	323,410,485
8,923,431	Shell PLC (Oil, Gas & Consumable Fuels)	227,711,926
44,234,837	Tesco PLC (Food & Staples Retailing)	177,676,804
9,112,333	Unilever PLC (Personal Products)	465,432,978
557,048	Unilever PLC ADR (Personal Products)	28,626,697

		3,832,644,284

United States – 9.4%
99,086	Alphabet, Inc. Class A* (Interactive Media & Services)	268,133,652
102,956	Alphabet, Inc. Class C* (Interactive Media & Services)	279,419,496
8,953,845	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	680,134,066
8,992,040	Philip Morris International, Inc. (Tobacco)	924,831,314

		2,152,518,528

TOTAL COMMON STOCKS (Cost $18,575,179,335)		$20,870,373,524

Shares	Dividend Rate	Value

Preferred Stocks – 3.9%
Brazil – 3.9%
Itau Unibanco Holding SA (Banks)
86,711,459	3.590%	$ 413,627,099
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)
79,395,980	17.760	483,693,330

TOTAL PREFERRED STOCKS – 3.9%
(Cost $851,355,664)		$ 897,320,429

Shares	Dividend Rate	Value

Investment Company(a) – 5.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,221,690,016	0.026%	$ 1,221,690,016
(Cost $1,221,690,016)

Securities Lending Reinvestment Vehicle(a) – 0.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
48,516,300	0.026%	$ 48,516,300
(Cost $48,516,300)

TOTAL INVESTMENTS – 100.6% (Cost $20,696,741,315)		$23,037,900,269

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(137,595,909)

NET ASSETS – 100.0%		$22,900,304,360

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investment and Fair Value Measurement — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of January 31, 2022:

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$748,878,887	$1,728,048,816	$—
Australia and Oceania	—	139,619,189	—
Europe	1,060,324,432	12,368,812,214	—
North America	4,202,300,906	—	—
South America	622,389,080	897,320,429	—
Investment Company	1,221,690,016	—	—
Securities Lending Reinvestment Vehicle	48,516,300	—	—

Total	$7,904,099,621	$15,133,800,648	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.